Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share Capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2024	€ 4,308	€ 483,812	€ 26,248	€ 1,350	€ (427,158)	€ 88,560
Balance at beginning of period (in shares) at Dec. 31, 2024	107,710,916
Result for the period					(33,264)	(33,264)
Other comprehensive income				(1,076)		(1,076)
Recognition of share-based payments			2,784			2,784
Treasury shares transferred (in shares)	(132,665)
Share options lapsed			(1,532)		1,532
Share options exercised / RSUs vested		67	(184)		184	67
Share options exercised / RSUs vested (in shares)	132,665
Balance at end of period at Sep. 30, 2025	€ 4,308	483,879	27,316	274	(458,706)	57,071
Balance at end of period (in shares) at Sep. 30, 2025	107,710,916
Balance at beginning of period at Dec. 31, 2025	€ 4,308	483,881	28,426	265	(467,506)	49,374
Balance at beginning of period (in shares) at Dec. 31, 2025	107,710,916
Result for the period					(34,558)	(34,558)
Other comprehensive income				255		255
Recognition of share-based payments			3,955			3,955
Issue of ordinary shares	€ 1,430	47,478				48,908
Issue of ordinary shares (in shares)	35,755,393
Treasury shares transferred (in shares)	(212,754)
Share options lapsed			(2,428)		2,428
Share options exercised / RSUs vested		250	(298)		298	250
Share options exercised / RSUs vested (in shares)	212,754
Balance at end of period at Sep. 30, 2026	€ 5,738	€ 531,609	€ 29,655	€ 520	€ (499,338)	€ 68,184
Balance at end of period (in shares) at Sep. 30, 2026	143,466,309